Investments - Summary of the Group's Subsidiaries with Non-controlling Interests (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments Accounted For Using Equity Method [Abstract]
Percentage of net assets labilities	100.00%	100.00%
Percentage of total comprehensive profit or loss	100.00%	100.00%